31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) - Put option - SAAG [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Balance	R$ 483	R$ 419	R$ 312
Adjustment to fair value	53	64	107
Balance	R$ 536	R$ 483	R$ 419